Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long Tesla Daily Target ETF
Class Name	T-REX 2X Long Tesla Daily Target ETF
Trading Symbol	TSLT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long Tesla Daily Target ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/tslt/. You can also request this information by contacting us at (833) 759‑6110.
Additional Information Phone Number	(833) 759‑6110
Additional Information Website	https://www.rexshares.com/tslt/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long Tesla Daily Target ETF	$119	1.05%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Market Overview

For the twelve months ending June 30, 2025, Tesla Inc. (“TSLA”) continued its position as a highly traded and influential equity within the U.S. markets, advancing 51.37% over the period. The stock’s gains were supported by breakthroughs in autonomous driving, AI integration, and expansion in energy storage. However, Tesla experienced significant intraday volatility and sharp price reversals around key corporate developments, which affected the performance of leveraged ETFs designed to track its daily returns.

Fund Objective: The T-Rex 2x Long Tesla Daily Target ETF (the “Fund”) seeks daily investment results, before fees and expenses, of 200% of the daily performance of TSLA.

• Fund Performance: For the period of July 1, 2024 to June 30, 2025, the Fund returned +27.45%, while TSLA’s shares increased +51.37% over the same period. The Fund’s broad based index, the S&P 500® Index, over the same period, returned +15.16%.

• Performance Drivers: Despite strong performance from TSLA over the year—fueled by breakthroughs in autonomous driving, AI robotics, and an expansion of the company’s energy storage business—the Fund returned far less than 2x the stock’s price appreciation. This was again due to compounding drag in a volatile market environment, particularly during months where TSLA experienced sharp reversals that negatively impacted the Fund’s ability to track the 2x cumulative return over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception
T-REX 2X Long Tesla Daily Target ETF	27.45%	-22.78%
S&P 500® Index	15.16%	25.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/tslt/ for more recent performance information.
Net Assets	$ 382,651,392
Holdings Count | Holdings	7
Advisory Fees Paid, Amount	$ 4,385,198
Investment Company, Portfolio Turnover	19034.58%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$382,651,392
Number of Holdings	7
Total Advisory Fee Paid	$4,385,198
Portfolio Turnover Rate	19,034.58%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts	193.68%
Common Stocks	6.32%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	42.94%
Other Assets, Net of Liabilities	33.40%
Derivatives	17.34%
Common Stocks	6.32%

T-REX 2X INVERSE TESLA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse Tesla Daily Target ETF
Class Name	T-REX 2X Inverse Tesla Daily Target ETF
Trading Symbol	TSLZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Inverse Tesla Daily Target ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/tslz/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/tslz/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse Tesla Daily Target ETF	$56	1.05%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Market Overview

For the twelve months ending June 30, 2025, Tesla Inc. (“TSLA”) continued its position as a highly traded and influential equity within the U.S. markets, advancing 51.37% over the period. The stock’s gains were supported by breakthroughs in autonomous driving, AI integration, and expansion in energy storage. However, Tesla experienced significant intraday volatility and sharp price reversals around key corporate developments, which affected the performance of inverse ETFs designed to track its daily returns.

Fund Objective: The T-Rex 2x Inverse Tesla Daily Target ETF (the “Fund”) seeks daily investment results, before fees and expenses, of –200% of the daily performance of TSLA.

• Fund Performance: For the period of July 1, 2024 to June 30, 2025, the Fund returned -93.07%, while TSLA’s shares increased +51.37% over the same period. The Fund’s broad based index, the S&P 500® Index, over the same period, returned +15.16%.

• Performance Drivers: The Fund was designed to benefit from daily declines in Tesla stock. However, with TSLA in a sustained uptrend, the Fund’s performance was severely impacted by the compounding effect of daily losses. Tesla’s large daily price swings throughout the year further exacerbated losses in the Fund, especially during earnings seasons and AI-related market rallies.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception
T-REX 2X Inverse Tesla Daily Target ETF	-93.07%	-80.18%
S&P 500® Index	15.16%	25.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/tslz/ for more recent performance information.
Net Assets	$ 89,559,610
Holdings Count | Holdings	3
Advisory Fees Paid, Amount	$ 773,517
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$89,559,610
Number of Holdings	3
Total Advisory Fee Paid	$773,517
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts	-200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	217.66%
Derivatives	-17.77%
Other Assets, Net of Liabilities	-99.89%

T-REX 2X LONG NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Long NVIDIA Daily Target ETF
Class Name	T-REX 2X Long NVIDIA Daily Target ETF
Trading Symbol	NVDX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Long NVIDIA Daily Target ETF for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/nvdx/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/nvdx/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Long NVIDIA Daily Target ETF	$104	1.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Market Overview

During the twelve-month period ended June 30, 2025, Nvidia Corporation (“NVDA”) stood out in U.S. equity markets as a leading growth stock driven by strong momentum in artificial intelligence, semiconductor innovation, and data center demand. Investor enthusiasm propelled the stock to a 27.14% gain despite periods of pronounced daily volatility, especially in the second half of 2024. These price swings notably influenced the returns of leveraged products tracking NVDA’s daily performance.

Fund Objective: The T-Rex 2x Long NVIDIA Daily Target ETF (the “Fund”) seeks daily investment results, before fees and expenses, of 200% of the daily performance of NVDA.

• Fund Performance: For the period of July 1, 2024 to June 30, 2025, the Fund returned -1.49%, compared to a +27.14% return for the common shares of NVDA. The Fund’s broad based index, the S&P 500® Index, over the same period, returned +15.16%.

• Performance Drivers: While NVDA shares appreciated over the one-year period, the Fund’s compounding drag impacted returns. Due to the Fund’s daily reset feature, the compounding of daily returns in a volatile environment led to significant underperformance relative to the expected two-times return of NVDA over the full year. Volatility, particularly during the second half of 2024, eroded cumulative gains despite the stock’s net appreciation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception
T-REX 2X Long NVIDIA Daily Target ETF	-1.49%	205.06%
S&P 500® Index	15.16%	25.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/nvdx/ for more recent performance information.
Net Assets	$ 646,713,990
Holdings Count | Holdings	6
Advisory Fees Paid, Amount	$ 6,472,477
Investment Company, Portfolio Turnover	37731.66%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$646,713,990
Number of Holdings	6
Total Advisory Fee Paid	$6,472,477
Portfolio Turnover Rate	37,731.66%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts	200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	86.28%
Derivatives	10.08%
Other Assets in Excess of Liabilities	3.64%

T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-REX 2X Inverse NVIDIA Daily Target ETF
Class Name	T-REX 2X Inverse NVIDIA Daily Target ETF
Trading Symbol	NVDQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-REX 2X Inverse NVIDIA Daily Target ETF for the period of July 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/nvdq/. You can also request this information by contacting us at (833) 759-6110.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/nvdq/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-REX 2X Inverse NVIDIA Daily Target ETF	$65	1.05%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Market Overview

During the twelve-month period ended June 30, 2025, Nvidia Corporation (“NVDA”) stood out in U.S. equity markets as a leading growth stock driven by strong momentum in artificial intelligence, semiconductor innovation, and data center demand. Investor enthusiasm propelled the stock to a 27.14% gain despite periods of pronounced daily volatility, especially in the second half of 2024. These price swings notably influenced the returns of inverse products tracking NVDA’s daily performance.

Fund Objective: The T-Rex 2x Inverse NVIDIA Daily Target ETF (the “Fund”) seeks daily investment results, before fees and expenses, of –200% of the daily performance of NVDA.

• Fund Performance: For the period of July 1, 2024 to June 30, 2025, the Fund returned -76.27%, while NVDA’s shares increased +27.14% over the same period. The Fund’s broad based index, the S&P 500® Index, over the same period, returned +15.16%.

• Performance Drivers: As a 2x inverse daily ETF, the Fund was expected to deliver the opposite of NVDA’s daily movements, magnified by a factor of two. With NVDA appreciating steadily over the year—buoyed by strong AI chip demand and continued earnings beats—the Fund suffered substantial losses. Daily resetting in a trending upward market, combined with periodic volatility, resulted in significant negative compounding.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception
T-REX 2X Inverse NVIDIA Daily Target ETF	-76.27%	-90.69%
S&P 500® Index	15.16%	25.56%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.rexshares.com/nvdq/ for more recent performance information.
Net Assets	$ 47,572,512
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 501,473
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Net Assets	$47,572,512
Number of Holdings	2
Total Advisory Fee Paid	$501,473
Portfolio Turnover Rate	0.00%

Holdings [Text Block]

Market Exposure

Total Return Swap Contracts	-200.00%

"Market Exposure" includes the values of total investments (including the contract value of any derivatives) and excludes any short-term investments.

Largest Holdings [Text Block]
Portfolio Composition
Cash	132.44%
Other Assets, Net of Liabilities	-2.30%
Derivatives	-30.14%